AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 98.0%
Long-Term Municipal Bonds – 92.9%
California – 85.0%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/2035-10/01/2037	$18,255	$22,312,480
Anaheim Housing & Public Improvements
Authority
Series 2016
5.00%, 10/01/2034 (Pre-refunded/ETM)	2,600	2,778,074
5.00%, 10/01/2035 (Pre-refunded/ETM)	2,300	2,457,527
5.00%, 10/01/2036 (Pre-refunded/ETM)	1,380	1,474,516
Anaheim Housing & Public Improvements
Authority
(City of Anaheim CA Electric System Revenue)
2.792%, 10/01/2032(a)	5,000	5,223,650
Series 2020A
5.00%, 10/01/2045(a)	1,500	1,803,930
Series 2020C
5.00%, 10/01/2045(a)	1,000	1,202,620
Antelope Valley-East Kern Water Agency
Series 2016
5.00%, 06/01/2033-06/01/2035	3,300	4,049,692
Bay Area Toll Authority
Series 2010S-2
5.00%, 10/01/2030 (Pre-refunded/ETM)	2,350	2,410,230
Series 2013S
5.00%, 04/01/2031 (Pre-refunded/ETM)	8,500	9,624,805
5.00%, 04/01/2033 (Pre-refunded/ETM)	4,200	4,755,786
California Community College Financing Authority
(NCCD-Orange Coast Properties LLC)
Series 2018
5.25%, 05/01/2043-05/01/2048	5,350	6,500,618
California Educational Facilities Authority
(Art Center College of Design)
Series 2018A
5.00%, 12/01/2044	4,735	5,911,174
California Educational Facilities Authority
(Chapman University)
Series 2015
5.00%, 04/01/2035	4,415	5,256,411
California Educational Facilities Authority
(Leland Stanford Junior University (The))
Series 2007T
5.00%, 03/15/2039	5,000	7,818,150
Series 2016U
5.00%, 06/01/2046	6,985	11,587,416
California Educational Facilities Authority
(Loma Linda University)
Series 2017A
5.00%, 04/01/2047	4,000	4,799,760
California Educational Facilities Authority
(University of the Pacific)
Series 2012A
5.00%, 11/01/2030	1,250	1,336,038
Series 2015
5.00%, 11/01/2031	2,000	2,433,160

	Principal
	Amount
	(000)	U.S. $ Value
California Health Facilities Financing Authority
(Children's Hospital Los Angeles)
Series 2017A
5.00%, 08/15/2035-08/15/2047	$7,365	$9,026,022
California Health Facilities Financing Authority
(Providence St. Joseph Health Obligated Group)
Series 2013A
5.00%, 07/01/2033	5,000	5,647,500
California Health Facilities Financing Authority
(Sutter Health Obligated Group)
Series 2017A
5.00%, 11/15/2036	1,410	1,797,397
Series 2018A
5.00%, 11/15/2035	1,400	1,792,896
California Housing Finance
Series 20192
4.00%, 03/20/2033	5,252	6,341,567
California Infrastructure & Economic Development
Bank
(Goodwill Industries of Sacramento Valley &
Northern Nevada, Inc.)
5.00%, 01/01/2036(b)	1,500	1,544,460
California Municipal Finance Authority
(American Heritage Education Foundation/CA)
Series 2016A
5.00%, 06/01/2036-06/01/2046	3,400	3,979,552
California Municipal Finance Authority
(Azusa Pacific University)
Series 2015B
5.00%, 04/01/2035-04/01/2041	5,960	6,690,914
California Municipal Finance Authority
(Biola University, Inc.)
Series 2017
5.00%, 10/01/2032-10/01/2039	7,510	9,236,498
California Municipal Finance Authority
(CHF-Riverside II LLC)
5.00%, 05/15/2041-05/15/2052	14,250	17,841,454
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group)
Series 2017A
5.00%, 02/01/2047	7,425	8,995,684
California Municipal Finance Authority
(Goodwill Industries of Sacramento Valley &
Northern Nevada, Inc.)
Series 2014
5.25%, 01/01/2045	1,295	1,332,685
California Municipal Finance Authority
(Inland Regional Center)
Series 2015
5.00%, 06/15/2032	5,000	5,955,400
California Municipal Finance Authority
(LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 12/31/2036-12/31/2037	9,685	12,054,706
California Municipal Finance Authority
(United Airlines, Inc.)
4.00%, 07/15/2029	6,080	7,297,763

	Principal
	Amount
	(000)	U.S. $ Value
California Municipal Finance Authority
(UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/2032(c) (d) (e)	$2,745	$54,900
California Pollution Control Financing Authority
(Poseidon Resources Channelside LP)
5.00%, 07/01/2039-11/21/2045(b)	17,740	21,762,232
California Pollution Control Financing Authority
(Rialto Bioenergy Facility LLC)
7.50%, 12/01/2040(b)	2,200	2,402,928
California Public Finance Authority
(Henry Mayo Newhall Memorial Hospital)
Series 2017
5.00%, 10/15/2037-10/15/2047	3,665	4,262,066
California School Finance Authority
(ACE Charter Schools Obligated Group)
Series 2016A
5.00%, 06/01/2042(b)	2,750	2,992,302
California School Finance Authority
(Alliance for College Ready Public Schools
Obligated Group)
5.25%, 07/01/2052	2,500	2,875,225
Series 2015A
5.00%, 07/01/2045(b)	4,675	5,311,034
California School Finance Authority
(Bright Star Schools Obligated Group)
Series 2017
5.00%, 06/01/2037-06/01/2047(b)	2,765	3,154,976
California School Finance Authority
(Downtown College Prep Obligated Group)
Series 2016
5.00%, 06/01/2046-06/01/2051(b)	5,235	5,743,238
California School Finance Authority
(Ednovate Obligated Group)
Series 2018
5.00%, 06/01/2037(b)	430	490,110
California School Finance Authority
(Equitas Academy Obligated Group)
Series 2018A
5.00%, 06/01/2035(b)	4,770	5,534,965
California School Finance Authority
(Fenton Charter Public Schools)
Series 2020A
5.00%, 07/01/2058(b)	625	720,869
California School Finance Authority
(Green Dot Public Schools Obligated Group)
Series 2015A
5.00%, 08/01/2045(b)	1,000	1,147,870
California School Finance Authority
(Kipp SoCal Public Schools)
Series 2014A
5.00%, 07/01/2034	600	687,420
Series 2017A
5.00%, 07/01/2037-07/01/2047(b)	3,420	4,099,688
California School Finance Authority
(Rocketship Education Obligated Group)

	Principal
	Amount
	(000)	U.S. $ Value
Series 2016A
5.00%, 06/01/2036-06/01/2046(b)	$3,500	$3,790,490
Series 2017A
5.125%, 06/01/2047(b)	700	770,693
Series 2017G
5.00%, 06/01/2037-06/01/2053(b)	1,910	2,106,432
California School Finance Authority
(Summit Public Schools Obligated Group)
Series 2017
5.00%, 06/01/2053(b)	3,450	4,053,888
California School Finance Authority
(View Park Elementary & Middle Schools)
Series 2014A
5.625%, 10/01/2034	575	657,070
5.875%, 10/01/2044	1,000	1,135,370
6.00%, 10/01/2049	715	813,963
California State Public Works Board
(California State Public Works Board Lease)
Series 2012A
5.00%, 04/01/2037	5,000	5,399,600
California Statewide Communities Development
Authority
(American Baptist Homes of the West Obligated
Group)
Series 2015
5.00%, 10/01/2026-10/01/2045	5,645	6,609,151
California Statewide Communities Development
Authority
(Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/2034-11/15/2044	4,500	5,295,715
California Statewide Communities Development
Authority
(California Baptist University)
Series 2017A
5.00%, 11/01/2032-11/01/2041(b)	3,010	3,605,300
California Statewide Communities Development
Authority
(CHF-Irvine LLC)
Series 2017A
5.00%, 05/15/2034-05/15/2036	3,910	4,784,827
California Statewide Communities Development
Authority
(Lancer Educational Housing LLC)
5.00%, 06/01/2051(b)	2,150	2,569,551
California Statewide Communities Development
Authority
(Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/2036(b)	5,000	5,819,550
Series 2018A
5.50%, 12/01/2058(b)	1,700	2,056,031
California Statewide Communities Development
Authority

(Moldaw Residences)

Series 2014A

	Principal
	Amount
	(000)	U.S. $ Value
5.25%, 11/01/2044(b)	$1,800	$2,005,542
5.375%, 11/01/2049(b)	2,500	2,793,275
California Statewide Communities Development
Authority
(NCCD-Hooper Street LLC)
5.25%, 07/01/2039-07/01/2052(b)	6,135	7,334,455
California Statewide Communities Development
Authority
(Southern California Edison Co.)
1.90%, 04/01/2028	680	680,496
Capistrano Unified School District School Facilities
Improvement District No. 1
AGM Series 2001B
Zero Coupon, 08/01/2025	8,000	6,899,440
City of Atwater CA Wastewater Revenue
AGM Series 2017A
5.00%, 05/01/2040-05/01/2043	2,000	2,456,790
City of Encinitas CA
(City of Encinitas CA CFD No. 1)
Series 2012
5.00%, 09/01/2026-09/01/2029	2,795	3,056,403
City of Fairfield CA
(City of Fairfield CA COP)
XLCA
Zero Coupon, 04/01/2035	3,700	2,709,362
City of Irvine CA
(City of Irvine CA Assessment Dist No. 13-1)
Series 2013
5.00%, 09/02/2027-09/02/2029	1,760	1,997,051
City of Irvine CA
(Irvine Community Facilities District No. 2013-3)
Series 2018
5.00%, 09/01/2043-09/01/2048	6,650	7,825,369
City of Long Beach CA Marina System Revenue
Series 2015
5.00%, 05/15/2032-05/15/2045	5,600	6,479,335
City of Los Angeles CA Wastewater System
Revenue
Series 2013B
5.00%, 06/01/2031	5,000	5,674,500
City of Los Angeles Department of Airports
Series 2010A
5.00%, 05/15/2025-05/15/2027	12,475	12,584,727
City of Palm Springs CA
Series 1991B
Zero Coupon, 04/15/2021 (Pre-
refunded/ETM)	37,500	37,179,375
City of Palo Alto CA
(City of Palo Alto CA University Avenue AD)
Series 2012
5.00%, 09/02/2025-09/02/2030	3,290	3,624,694
City of Redding CA Electric System Revenue
NATL Series 1992
9.915%, 07/01/2022 (Pre-
refunded/ETM)(f)	400	451,636
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 08/01/2033	10,090	12,230,392

	Principal
	Amount
	(000)	U.S. $ Value
City of Roseville CA
(Fiddyment Ranch Community Facilities District
No. 1)
Series 2017A
5.00%, 09/01/2033-09/01/2034	$2,320	$2,843,283
City of Roseville CA
(HP Campus Oaks Community Facilities District
No. 1)
Series 2016
5.00%, 09/01/2036	755	880,768
City of San Jose CA Airport Revenue
(Norman Y Mineta San Jose International Airport
SJC)
Series 2017A
5.00%, 03/01/2033-03/01/2037	8,400	10,379,548
Series 2017B
5.00%, 03/01/2035	3,000	3,791,370
City of San Jose CA Hotel Tax Revenue
Series 2011
6.125%, 05/01/2031	5,000	5,295,600
City of Santa Clara CA Electric Revenue
Series 2011A
5.00%, 07/01/2030	1,810	1,911,686
City of Upland CA
(San Antonio Regional Hospital)
Series 2017
5.00%, 01/01/2032-01/01/2047	3,750	4,490,042
Coast Community College District
Series 2019F
3.00%, 08/01/2036-08/01/2038	3,965	4,358,588
County of Sacramento CA
(North Vineyard District 2005-2)
Series 2016
5.00%, 09/01/2040-09/01/2045	2,240	2,640,713
County of Sacramento CA Airport System
Revenue
Series 2016B
5.00%, 07/01/2036	1,755	2,166,741
El Dorado Irrigation District
Series 2016C
5.00%, 03/01/2036	4,750	5,816,945
Fremont Community Facilities District No. 1
Series 2015
5.00%, 09/01/2040	4,000	4,630,560
Garden Grove Unified School District
Series 2013C
5.00%, 08/01/2032 (Pre-refunded/ETM)	2,535	2,911,042
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 06/01/2047	12,940	13,734,775
Imperial Irrigation District Electric System Revenue
Series 2016C
5.00%, 11/01/2031-11/01/2036	2,500	3,091,025
Irvine Unified School District
Series 2017B
5.00%, 09/01/2047	1,000	1,200,430
Jurupa Unified School District
Series 2017B
5.00%, 08/01/2034-08/01/2035	1,535	1,975,085

	Principal
	Amount
	(000)	U.S. $ Value
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 09/01/2031-09/01/2035	$4,525	$5,290,023
Long Beach Bond Finance Authority
(Aquarium of the Pacific)
Series 2012
5.00%, 11/01/2028-11/01/2029	6,580	7,029,586
Los Angeles Community College District/CA
Series 2019K
4.00%, 08/01/2038	2,500	2,944,850
Los Angeles County Metropolitan Transportation
Authority
(Los Angeles County Metropolitan Transportation
Authority Sales Tax)
Series 2016A
5.00%, 06/01/2032	3,500	4,379,200
Los Angeles Unified School District/CA
(Los Angeles Unified School District/CA COP)
Series 2012B
5.00%, 10/01/2028-10/01/2029	9,220	10,136,159
M-S-R Energy Authority
(Citigroup, Inc.)
Series 2009A
6.50%, 11/01/2039	830	1,396,483
Series 2009B
6.50%, 11/01/2039	10,000	16,825,100
Menifee Union School District
Series 2018
5.00%, 09/01/2043-09/01/2048	2,215	2,604,630
Norco Community Redevelopment Agency
Successor Agency
Series 2010
5.875%, 03/01/2032 (Pre-
refunded/ETM)	1,580	1,580,000
6.00%, 03/01/2036 (Pre-refunded/ETM)	1,125	1,125,000
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 08/01/2031-08/01/2033	5,340	6,425,234
Orange County Transportation Authority
(91 Express Lanes Toll Road)
Series 2013
5.00%, 08/15/2029	2,360	2,687,851
Orange County Water District
Series 2019C
4.00%, 08/15/2034	1,250	1,578,088
Oxnard Financing Authority
AGM Series 2014
5.00%, 06/01/2031	5,250	6,122,287
Palomar Health
Series 2016A
5.00%, 08/01/2031	1,285	1,571,452
Palomar Health
(Palomar Health Obligated Group)
Series 2016
5.00%, 11/01/2036	5,000	5,939,450
Series 2017
5.00%, 11/01/2042	1,000	1,194,250

	Principal
	Amount
	(000)	U.S. $ Value
Poway Unified School District
(Poway Unified School District CFD No. 6)
Series 2012
5.00%, 09/01/2026	$970	$1,073,237
Poway Unified School District Public Financing
Authority
Series 2015A
5.00%, 09/01/2033-09/01/2034	2,495	2,912,090
Redding Joint Powers Financing Authority
Series 2015A
5.00%, 06/01/2030	1,350	1,644,422
Rialto Redevelopment Agency
Series 2018
5.00%, 09/01/2032-09/01/2037	3,235	4,172,243
Riverside County Transportation Commission
Series 2013A
5.25%, 06/01/2032 (Pre-refunded/ETM)	9,165	10,532,235
Riverside Unified School District
Series 2019B
3.00%, 08/01/2036-08/01/2038	7,300	7,927,360
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/2035	5,000	6,193,600
Sacramento Regional Transit District
Series 2012
5.00%, 03/01/2036-03/01/2042	2,445	2,494,719
5.00%, 03/01/2036 (Pre-refunded/ETM)	680	694,749
San Diego County Regional Airport Authority
5.00%, 07/01/2035-07/01/2040(a)	2,155	2,804,088
Series 2019A
4.00%, 07/01/2037-07/01/2038	4,500	5,515,175
San Diego County Water Authority
Series 2011B
5.00%, 05/01/2029-05/01/2030	16,115	16,914,054
San Diego Public Facilities Financing Authority
Series 2010A
5.25%, 03/01/2025 (Pre-refunded/ETM)	15,000	15,347,700
San Diego Unified School District/CA
Series 2013C
5.00%, 07/01/2032	3,180	3,613,084
San Francisco City & County Airport Comm
(San Francisco Intl Airport)
Series 2012A
5.00%, 05/01/2027-05/01/2028	7,000	7,620,000
Series 2017A
5.00%, 05/01/2042	2,000	2,456,180
Series 2019A
5.00%, 05/01/2044	17,435	22,161,803
San Francisco City & County Public Utilities
Commission Wastewater Revenue
Series 2018B
5.00%, 10/01/2035	2,055	2,683,378
San Francisco City & County Redevelopment
Agency Successor Agency
(Mission Bay South Public Imp)
Series 2013A
5.00%, 08/01/2029	1,310	1,422,948

	Principal
	Amount
	(000)	U.S. $ Value
San Francisco City & County Redevelopment
Agency Successor Agency
(Successor Agency to the Redev of San Francisco
- Mission Bay South)
Series 2016B
5.00%, 08/01/2033-08/01/2035	$2,000	$2,442,570
Series 2016C
5.00%, 08/01/2032-08/01/2035	2,000	2,446,730
San Joaquin Hills Transportation Corridor Agency
Series 1993
Zero Coupon, 01/01/2021 (Pre-
refunded/ETM)	20,000	19,881,400
Zero Coupon, 01/01/2023 (Pre-
refunded/ETM)	25,000	24,462,500
Sierra Joint Community College District School
Facilities District No. 2
NATL Series 2007B
Zero Coupon, 06/01/2032	5,485	4,393,979
Southern California Public Power Authority
(Los Angeles Department of Water & Power PWR)
Series 2014A
5.00%, 07/01/2033-07/01/2034	8,200	9,603,164
State of California
Series 2004
5.30%, 04/01/2029	5	5,017
Series 2013
5.00%, 02/01/2031	5,000	5,589,200
Series 2014
5.00%, 12/01/2030	2,000	2,303,480
Series 2017
5.00%, 08/01/2035	5,000	6,225,650
Stockton Redevelopment Agency Successor
Agency
AGM Series 2016A
5.00%, 09/01/2033-09/01/2034	3,800	4,649,936
Successor Agency to Richmond Community
Redevelopment Agency
Series 2010A
5.75%, 09/01/2025	1,030	1,054,638
6.00%, 09/01/2030	1,395	1,430,084
Successor Agency to the Redev of San Francisco -
Mission Bay North
Series 2016A
5.00%, 08/01/2032-08/01/2036	3,500	4,279,782
Tejon Ranch Public Facilities Finance Authority
(Tejon Ranch Public Facilities Finance Authority
CFD No. 1)
Series 2012
5.25%, 09/01/2026-09/01/2028	2,375	2,591,330
5.50%, 09/01/2030-09/01/2033	2,135	2,333,724
Tobacco Securitization Authority of Southern
California
2.25%, 06/01/2029	750	798,308
5.00%, 06/01/2037-06/01/2048	15,500	19,230,825
Turlock Irrigation District
5.00%, 01/01/2038-01/01/2041(a)	9,500	12,179,245
Tustin Community Facilities District No. 06-1
Series 2015A

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 09/01/2032-09/01/2035	$3,780	$4,516,598
Upland Unified School District
Series 2011C
Zero Coupon, 08/01/2035	1,020	753,148
Walnut Energy Center Authority
Series 2014
5.00%, 01/01/2031-01/01/2032	7,700	9,016,817
Washington Township Health Care District
Series 2017B
5.00%, 07/01/2032-07/01/2033	3,500	4,269,555
West Contra Costa Healthcare District
Series 2011
6.00%, 07/01/2032 (Pre-refunded/ETM)	1,050	1,123,553
		844,672,973
Alabama – 0.2%
Tuscaloosa County Industrial Development
Authority
(Hunt Refining Co.)
Series 2019A
5.25%, 05/01/2044(b)	1,710	2,040,304
American Samoa – 0.2%
American Samoa Economic Development
Authority
(Territory of American Samoa)
7.125%, 09/01/2038(b)	1,605	1,945,356
Series 2015A
6.625%, 09/01/2035	430	490,179
		2,435,535
District of Columbia – 0.0%
District of Columbia
(Freedom Forum, Inc. (The))
NATL Series 2002A
4.50%, 08/01/2037(g)	350	350,000
Florida – 1.0%
Capital Trust Agency, Inc.
(Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 06/01/2048(b)	285	313,480
Florida Development Finance Corp.
1.90%, 01/01/2049 (Pre-refunded/ETM)	9,970	9,973,290
		10,286,770
Georgia – 0.2%
Municipal Electric Authority of Georgia
5.00%, 01/01/2037-01/01/2059	1,390	1,682,983
Guam – 1.4%
Guam Government Waterworks Authority
Series 2016
5.00%, 01/01/2046	1,335	1,548,533
Guam Power Authority
Series 2017A
5.00%, 10/01/2036-10/01/2040	5,240	6,271,161
Territory of Guam

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 11/15/2031	$235	$283,292
Territory of Guam
(Guam Section 30 Income Tax)
Series 2016A
5.00%, 12/01/2029-12/01/2032	4,675	5,640,093
		13,743,079
Illinois – 0.7%
Chicago Board of Education
Series 2018A
5.00%, 12/01/2031	2,000	2,509,640
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050(a)	3,445	4,220,952
		6,730,592
Michigan – 0.0%
City of Detroit MI
5.00%, 04/01/2036	305	354,922
Ohio – 2.2%
Buckeye Tobacco Settlement Financing Authority
Series 2007A
5.125%, 06/01/2024	7,400	7,407,844
5.75%, 06/01/2034	2,285	2,287,765
5.875%, 06/01/2030	2,045	2,047,536
Series 2020B
5.00%, 06/01/2055(a)	6,890	7,779,085
Ohio Water Development Authority Water Pollution
Control Loan Fund
(Energy Harbor Nuclear Generation LLC)
Series 2016A
4.375%, 06/01/2033	1,700	1,823,250
		21,345,480
Puerto Rico – 1.3%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 07/01/2031	1,000	1,119,700
NATL Series 2007V
5.25%, 07/01/2035	100	108,462
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 07/01/2041	775	871,108
AGC Series 2007C
5.50%, 07/01/2031	140	159,932
AGC Series 2007N
5.25%, 07/01/2034-07/01/2036	2,090	2,358,797
NATL Series 2005L
5.25%, 07/01/2035	130	140,396
NATL Series 2007N
5.25%, 07/01/2032	165	179,703
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Auth
(AES Puerto Rico LP)
Series 2000
6.625%, 06/01/2026	2,110	2,178,575
Puerto Rico Public Buildings Authority
(Commonwealth of Puerto Rico)

	Principal
	Amount
	(000)	U.S. $ Value
NATL Series 2007
6.00%, 07/01/2025	$335	$373,636
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue
Series 2018A
Zero Coupon, 07/01/2029	847	686,104
Series 2019A
4.329%, 07/01/2040	1,065	1,180,978
4.55%, 07/01/2040	90	101,265
5.00%, 07/01/2058	2,650	3,032,580
		12,491,236
Tennessee – 0.1%
Bristol Industrial Development Board
(Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/2035(b)	1,010	1,067,893
Texas – 0.5%
Mission Economic Development Corp.
(Natgasoline LLC)
Series 2018
4.625%, 10/01/2031(b)	1,805	1,959,977
Texas Private Activity Bond Surface Transportation
Corp.
(LBJ Infrastructure Group LLC)
Series 2010
7.00%, 06/30/2040	3,050	3,107,066
		5,067,043
Washington – 0.1%
Washington State Housing Finance Commission
(Presbyterian Retirement Communities Northwest
Obligated Group)
Series 2019A
5.00%, 01/01/2044-01/01/2055(b)	640	733,384
Wisconsin – 0.0%
Wisconsin Health & Educational Facilities Authority
(St. Camillus Health System Obligated Group)
5.00%, 11/01/2054	115	127,611
Total Long-Term Municipal Bonds
(cost $848,157,536)		923,129,805
Short-Term Municipal Notes – 5.1%
California – 5.1%
City of Los Angeles CA
5.00%, 06/25/2020
(cost $50,594,473)	50,000	50,659,500
Total Municipal Obligations
(cost $898,752,009)		973,789,305

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS – 5.1%
Investment Companies – 5.1%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.52%(h) (i) (j)
(cost $50,644,011)	50,644,011	$50,644,011
Total Investments – 103.1%
(cost $949,396,020)(k)		1,024,433,316
Other assets less liabilities – (3.1)%		(31,089,410)
Net Assets – 100.0%		$993,343,906

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
			Payments	Payments				Upfront
Notional			made	received	Payment			Premiums		Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market		Paid	Appreciation/
(000)		Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
USD	41,660	06/17/2024	1.760%	CPI#	Maturity	$(626,638)	$		— $	(626,638)
USD	9,650	08/09/2024	1.690%	CPI#	Maturity	(118,996)			—	(118,996)
USD	23,820	01/15/2025	1.671%	CPI#	Maturity	(258,479)			—	(258,479)
USD	19,724	01/15/2025	1.673%	CPI#	Maturity	(257,886)			—	(257,886)
USD	8,816	01/15/2025	1.637%	CPI#	Maturity	(98,904)			—	(98,904)
						$(1,360,903)	$		— $	(1,360,903)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
			Payments	Payments				Upfront
Notional			made	received	Payment			Premiums		Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market		Paid	Appreciation/
(000)		Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
					Quarterly/Semi-
USD	67,480	06/17/2021	3 Month LIBOR	1.907%	Annual	$741,173	$		— $	741,173
					Quarterly/Semi-
USD	31,820	08/09/2022	3 Month LIBOR	1.486%	Annual	402,824			—	402,824
					Quarterly/Semi-
USD	36,500	09/09/2024	3 Month LIBOR	1.359%	Annual	760,255			—	760,255
					Quarterly/Semi-
USD	14,930	01/15/2025	3 Month LIBOR	1.566%	Annual	427,954			—	427,954
					Quarterly/Semi-
USD	3,508	02/05/2025	3 Month LIBOR	1.361%	Annual	66,807			—	66,807
					Quarterly/Semi-
USD	7,882	02/06/2025	3 Month LIBOR	1.419%	Annual	172,575			—	172,575
					Quarterly/Semi-
USD	11,680	02/07/2030	3 Month LIBOR	1.624%	Annual	578,765			—	578,765
						$3,150,353	$		— $	3,150,353

INFLATION (CPI) SWAPS

				Rate Type
				Payments	Payments	Payment			Upfront
	Notional			made	received	Frequency			Premiums		Unrealized
	Amount		Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)		Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Barclays Bank PLC	USD	22,651	09/20/2020	2.263%	CPI#	Maturity $	(257,634)	$		— $	(257,634)
Barclays Bank PLC	USD	22,959	10/15/2020	2.208%	CPI#	Maturity	(241,406)			—	(241,406)
Barclays Bank PLC	USD	11,599	10/15/2020	2.210%	CPI#	Maturity	(122,549)			—	(122,549)
Citibank, NA	USD	16,700	10/17/2020	2.220%	CPI#	Maturity	(179,985)			—	(179,985)
JPMorgan Chase
Bank, NA	USD	20,343	08/30/2020	2.210%	CPI#	Maturity	(205,578)			—	(205,578)
JPMorgan Chase
Bank, NA	USD	29,230	07/15/2024	2.165%	CPI#	Maturity	(831,380)			—	(831,380)
							$(1,838,532)	$		— $	(1,838,532)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
			Payments	Payments	Payment			Upfront
	Notional		made	received	Frequency			Premiums		Unrealized
	Amount	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Citibank, NA	USD	12,620 10/09/2029	1.120%	SIFMA*	Quarterly $	(372,915)	$		— $	(372,915)
Citibank, NA	USD	12,620 10/09/2029	1.125%	SIFMA*	Quarterly	(379,443)			—	(379,443)
						$(752,358)	$		— $	(752,358)

*Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)When-Issued or delayed delivery security.

(b)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $99,870,273 or 10.1% of net assets.

(c)Defaulted.

(d)Non-income producing security.

(e)Restricted and illiquid security.

				Percentage
Restricted & Illiquid	Acquisition		Market	of
Securities	Date	Cost	Value	Net Assets
California Municipal Finance
Authority
(UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/2032	12/22/2011	$ 2,745,000	$ 54,900	0.01%

(f)Inverse Floater Security.

(g)An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2020 and the aggregate market value of this security amounted to $350,000 or 0.04% of net assets.

(h)The rate shown represents the 7-day yield as of period end.

(i)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(j)Affiliated investments.

(k)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $80,926,793 and gross unrealized depreciation of investments was $(6,690,937), resulting in net unrealized appreciation of $74,235,856.

As of February 29, 2020, the Portfolio's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.0% and 0.1%, respectively.

Glossary:

AD – Assessment District

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB California Portfolio

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$923,129,805		$—	$923,129,805
Short-Term Municipal Notes	—	50,659,500		—	50,659,500
Short-Term Investments	50,644,011	—		—	50,644,011
Total Investments in Securities	50,644,011	973,789,305		—	1,024,433,316
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	3,150,353		—	3,150,353
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(1,360,903)		—	(1,360,903)
Inflation (CPI) Swaps	—	(1,838,532)		—	(1,838,532)
Interest Rate Swaps	—	(752,358)		—	(752,358)
Total	$50,644,011	$972,987,865		$—	$1,023,631,876(b)

(a)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)The amount of $91,677,716 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Portfolio's transactions in AB mutual funds for the nine months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	05/31/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$24,865	$233,871	$208,092	$50,644	$535